Cover	Jan. 03, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 03, 2025
Entity File Number	001-11261
Entity Registrant Name	SONOCO PRODUCTS COMPANY
Entity Central Index Key	0000091767
Entity Tax Identification Number	57-0248420
Entity Incorporation, State or Country Code	SC
Entity Address, Address Line One	1 N. Second St.
Entity Address, City or Town	Hartsville
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29550
City Area Code	843
Local Phone Number	383-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	No par value common stock
Trading Symbol	SON
Security Exchange Name	NYSE
Entity Emerging Growth Company	false